MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated April 12, 2011 to the Statement of Additional Information (“SAI”) dated March 1, 2011 for the following series and classes of the Fund:

Pro-Blend Conservative Term Series — Class S, C, Z, R, E and I

Pro-Blend Moderate Term Series — Class S, C, Z, R, E and I

Pro-Blend Extended Term Series — Class S, C, Z, R, E and I

Pro-Blend Maximum Term Series — Class S, C, Z, R, E and I

Equity Series

Tax Managed Series — Class A, B, Z, D and E

Overseas Series

Target Income Series — Class C, I, K and R

Target 2010 Series — Class C, I, K and R

Target 2020 Series — Class C, I, K and R

Target 2030 Series — Class C, I, K and R

Target 2040 Series — Class C, I, K and R

Target 2050 Series — Class C, I, K and R

Dividend Focus Series

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Pursuant to approval by the Board of Directors, the Fund’s policies regarding investments in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) have been revised. Accordingly, the second paragraph of the sub-section titled “Mortgage-Backed Securities” in the section of the SAI titled “Fixed Income Investments” is hereby deleted and replaced by the following:

Each Series may also invest in private pass-through securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Each Series may invest in CMOs and REMICs without restriction as to any specific ratings agency security rating. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer’s general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

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MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated April 12, 2011 to the Statement of Additional Information

(“SAI”) dated May 1, 2010

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Pursuant to approval by the Board of Directors, the Fund’s policies regarding investments in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) have been revised. Accordingly, the second paragraph of the sub-section titled “Mortgage-Backed Securities” in the section of the SAI titled “Fixed Income Investments” is hereby deleted and replaced by the following:

Each Series may also invest in private pass-through securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Each Series other than the Core Bond Series may invest in CMOs and REMICs without restriction as to any specific ratings agency security rating. The Core Bond Series may invest in CMOs and REMICs that are rated as investment grade by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service (“Moody’s”). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer’s general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series, which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

2.	Richard M. Hurwitz, a Director of the Fund, was named the Chief Executive Officer of Pictometry International Corp. effective August 1, 2010. Accordingly, his information in the “Independent Directors” table in the section of the SAI titled “Management” is hereby deleted and replaced by the following:

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member and Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer, Pictometry International Corp. effective August 2010 (provider of geo-referenced, aerial image libraries and related software)

Managing Partner (2006 – July 2010) – Aegis Investment Partners, LLC (buys and builds businesses)

Founder and Managing Member (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex During Past 5 Years:	Pictometry International Corp. (2000 – 2010) Pioneering Technologies (2006 – 2009) Vensearch Capital Corp. (2003 – 2007)

3.	Due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Jeffrey S. Coons in the “Officers” table in the “Management” section of the SAI is hereby deleted and replaced by the following:

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	47

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

President since 2010 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

In addition, the footnote to the table marked with “**” is hereby deleted and replaced by the following:

**Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

4.	At a meeting of the Fund’s Board of Directors held on August 19, 2010, the Board approved an increase in their annual fees. Accordingly, the fourth paragraph of the section titled “Board Committees” in the SAI is hereby deleted and replaced by the following:

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Effective August 19, 2010, each Independent Director shall receive an annual fee of $50,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $7,500 per Board Meeting attended. In addition, the Independent Directors who are members of the Audit Committee shall receive $3,000 per committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee shall receive $2,000 per committee meeting attended.

5.	Due to the acquisition of PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-accounting services agent and sub-transfer agent, by the Bank of New York Mellon, references in the SAI to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC” are hereby deleted and replaced by “BNY Mellon Investment Servicing (US) Inc.” or “BNY Mellon”, respectively.

6.	Effective August 19, 2010, the Board of Directors approved an increase in the portion of the Small Cap Series of the Fund that may be invested in direct foreign securities. Accordingly, the second paragraph of the section of the SAI titled “Other Investments – Foreign Securities” is hereby deleted and replaced by the following:

The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. Each of the International Series and World Opportunities Series may invest up to 100% of its assets in foreign securities. The Small Cap Series, Life Sciences Series and Technology Series may not purchase foreign securities if as a result of the purchase of such securities more than 50% of a Series’ assets would be invested in foreign securities. The foregoing restrictions of the Small Cap, Life Sciences, and Technology Series shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market. Each of the Tax Exempt Series may not purchase foreign securities. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

7.	Due to changes in Management and in the Research department of the Advisor, the following changes are made to the “Portfolio Managers” section of the SAI:

a)	The third and fourth paragraphs of the section are hereby deleted and replaced by the following:

For the Series that invest in stocks, with the exception of the Small Cap Series and World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the Small Cap Series and World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

b)	The information in the table for Robert F. Pickels, Walter B. Stackow, and Jeffrey M. Tyburski is hereby deleted.

c)	The information in the table for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $1 and $10,000 International Series – between $1 and $10,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Jeffrey A. Herrmann, CFA, Co- Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $10,001 and $50,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $500,001 and $1,000,000

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